INVENTORIES (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 149	€ 203
Work in progress	280	321
Raw materials	118	106
Stores and supplies	80	74
Inventories write down	(45)	(34)
Total inventories	€ 582	€ 670